Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2050 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2050 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.85%)
Annual Return 2019	25.48%
Annual Return 2020	18.36%
Annual Return 2021	16.58%
Annual Return 2022	(18.22%)
Annual Return 2023	20.64%